GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 91.3%
Equity – 23.7%
2,522,500	Goldman Sachs International Equity Insights Fund - Class R6	$ 30,976,303
2,955,563	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	28,077,846
387,883	Goldman Sachs Large Cap Growth Insights Fund - Class R6	11,946,796
562,398	Goldman Sachs Large Cap Value Insights Fund - Class R6	11,658,518
1,012,213	Goldman Sachs Global Infrastructure Fund - Class R6	11,387,393
995,877	Goldman Sachs Global Real Estate Securities Fund - Class R6	11,094,066
358,942	Goldman Sachs Small Cap Equity Insights Fund - Class R6	9,142,246
491,365	Goldman Sachs International Small Cap Insights Fund - Class R6	5,557,338

		119,840,506

Fixed Income – 36.9%
9,721,849	Goldman Sachs Global Income Fund - Class R6	121,037,025
2,806,591	Goldman Sachs Emerging Markets Debt Fund - Class R6	34,268,473
3,400,958	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	19,521,501
1,941,747	Goldman Sachs High Yield Fund - Class R6	12,310,675

		187,137,674

Dynamic – 12.2%
3,873,120	Goldman Sachs Tactical Exposure Fund - Class R6	36,446,055
1,718,684	Goldman Sachs Managed Futures Strategy Fund - Class R6	17,771,195
917,233	Goldman Sachs Alternative Premia Fund - Class R6	7,640,551

		61,857,801

Exchange Traded Funds – 18.5%
586,066	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	33,306,131
545,087	Goldman Sachs Access Investment Grade Corporate Bond ETF	27,022,470
547,053	Goldman Sachs ActiveBeta International Equity ETF	15,344,837
252,215	Goldman Sachs Access High Yield Corporate Bond ETF	12,322,821
179,877	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5,853,197

		93,849,456

TOTAL UNDERLYING FUNDS – 91.3% (Cost $478,737,860)		$462,685,437

Shares	Dividend Rate	Value

Investment Company(a) – 5.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
28,151,613	2.437%	$ 28,151,613
(Cost $28,151,613)

TOTAL INVESTMENTS – 96.9% (Cost $506,889,473)		$490,837,050

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		15,793,158

NET ASSETS – 100.0%		$506,630,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	573,857	DKK	3,750,000	06/19/19	$6,298
	USD	111,637	ILS	400,000	06/19/19	912
	USD	1,132,120	HKD	8,860,000	06/19/19	735
	USD	11,021,007	EUR	9,660,000	06/19/19	111,273
	USD	919,696	SEK	8,475,000	06/19/19	2,642
	USD	6,172,631	GBP	4,665,000	06/19/19	72,403

TOTAL						$194,263

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	74,688	NZD	110,000	06/19/19	$(337)
	USD	8,761,553	JPY	971,000,000	06/19/19	(54,569)
	USD	254,981	NOK	2,200,000	06/19/19	(881)
	USD	2,304,146	AUD	3,270,000	06/19/19	(21,176)
	USD	2,796,863	CHF	2,780,000	06/19/19	(16,244)
	USD	442,968	SGD	600,000	06/19/19	(423)

TOTAL						$(93,630)

FUTURES CONTRACTS — At March 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	185	06/21/19	$26,249,650	$635,464

Short position contracts:
Eurodollars	(769)	09/14/20	(188,097,400)	(734,959)
Euro Buxl 30 Year Bonds	(38)	06/06/19	(8,169,797)	(378,582)

Total				$(1,113,541)

TOTAL FUTURES CONTRACTS				$(478,077)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2019, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.87	06/17/2019	304	$760,000	$437,000	$553,466	$(116,466)
Eurodollar Futures	99.00	06/17/2019	1,149	2,872,500	7,181	146,279	(139,098)
Eurodollar Futures	97.75	09/16/2019	119	297,500	11,900	58,900	(47,000)
Eurodollar Futures	97.50	06/15/2020	383	957,500	363,850	243,384	120,466
Eurodollar Futures	97.50	09/14/2020	423	1,057,500	486,450	328,357	158,093
Eurodollar Futures	97.50	12/14/2020	398	995,000	487,550	379,577	107,973
Eurodollar Futures	97.00	03/15/2021	81	202,500	185,287	144,975	40,312
Eurodollar Futures	97.50	03/15/2021	384	960,000	508,800	432,992	75,808
Eurodollar Futures	97.00	06/14/2021	78	195,000	179,400	144,481	34,919
Eurodollar Futures	97.50	06/14/2021	350	875,000	481,251	408,300	72,951
Eurodollar Futures	98.00	06/14/2021	300	750,000	240,000	244,384	(4,384)
Eurodollar Futures	97.00	09/13/2021	42	105,000	98,963	102,998	(4,035)
Eurodollar Futures	98.00	09/13/2021	566	1,415,000	530,625	526,528	4,097

TOTAL			4,577	$11,442,500	$4,018,257	$3,714,621	$303,636

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	2,830.00	04/30/2019	(1)	$(100)	$(4,335)	$(2,639)	$(1,696)
S&P 500 Index	2,835.00	04/30/2019	(1)	(100)	(4,025)	(3,132)	(893)
S&P 500 Index	2,840.00	04/03/2019	(6)	(600)	(6,330)	(5,852)	(478)
S&P 500 Index	2,840.00	04/10/2019	(6)	(600)	(11,490)	(13,712)	2,222
S&P 500 Index	2,855.00	04/30/2019	(1)	(100)	(2,905)	(2,732)	(173)
S&P 500 Index	2,865.00	04/30/2019	(8)	(800)	(19,320)	(15,054)	(4,266)
S&P 500 Index	2,870.00	04/30/2019	(5)	(500)	(10,950)	(9,083)	(1,867)
S&P 500 Index	2,875.00	04/24/2019	(6)	(600)	(9,150)	(6,551)	(2,599)
S&P 500 Index	2,875.00	04/30/2019	(7)	(700)	(13,790)	(11,909)	(1,881)
S&P 500 Index	2,880.00	04/30/2019	(5)	(500)	(8,850)	(7,173)	(1,677)
S&P 500 Index	2,885.00	04/17/2019	(6)	(600)	(4,860)	(8,233)	3,373
S&P 500 Index	2,885.00	04/30/2019	(5)	(500)	(7,925)	(6,256)	(1,669)
S&P 500 Index	2,900.00	04/30/2019	(1)	(100)	(1,100)	(1,530)	430
S&P 500 Index	2,880.00	05/31/2019	(1)	(100)	(3,565)	(3,202)	(363)
S&P 500 Index	2,910.00	05/31/2019	(2)	(200)	(4,600)	(3,696)	(904)
S&P 500 Index	2,925.00	05/31/2019	(1)	(100)	(1,795)	(2,062)	267

			(62)	$(6,200)	$(114,990)	$(102,816)	$(12,174)

Puts
S&P 500 Index	2,640.00	04/30/2019	(1)	(100)	(565)	(4,338)	3,773
S&P 500 Index	2,660.00	04/30/2019	(1)	(100)	(675)	(3,816)	3,141
S&P 500 Index	2,705.00	04/30/2019	(1)	(100)	(1,040)	(3,806)	2,766
S&P 500 Index	2,730.00	04/30/2019	(2)	(200)	(2,670)	(7,121)	4,451
S&P 500 Index	2,735.00	04/30/2019	(2)	(200)	(2,810)	(7,769)	4,959
S&P 500 Index	2,740.00	04/30/2019	(1)	(100)	(1,480)	(2,178)	698
S&P 500 Index	2,750.00	04/03/2019	(6)	(600)	(390)	(17,415)	17,025
S&P 500 Index	2,750.00	04/10/2019	(6)	(600)	(2,700)	(8,648)	5,948
S&P 500 Index	2,760.00	04/30/2019	(5)	(500)	(9,050)	(10,130)	1,080
S&P 500 Index	2,765.00	04/30/2019	(5)	(500)	(9,500)	(10,870)	1,370
S&P 500 Index	2,770.00	04/30/2019	(5)	(500)	(10,000)	(11,094)	1,094
S&P 500 Index	2,775.00	04/24/2019	(6)	(600)	(10,170)	(18,410)	8,240
S&P 500 Index	2,775.00	04/30/2019	(5)	(500)	(10,500)	(11,878)	1,378
S&P 500 Index	2,780.00	04/30/2019	(5)	(500)	(11,050)	(12,323)	1,273
S&P 500 Index	2,785.00	04/30/2019	(1)	(100)	(2,325)	(2,620)	295
S&P 500 Index	2,795.00	04/17/2019	(6)	(600)	(10,200)	(12,866)	2,666
S&P 500 Index	2,720.00	05/31/2019	(1)	(100)	(2,790)	(3,328)	538
S&P 500 Index	2,750.00	05/31/2019	(2)	(200)	(6,760)	(9,382)	2,622
S&P 500 Index	2,770.00	05/31/2019	(1)	(100)	(3,845)	(3,813)	(32)

			(62)	$(6,200)	$(98,520)	$(161,805)	$63,285

TOTAL			(124)	$(12,400)	$(213,510)	$(264,621)	$51,111

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 83.0%
Equity – 32.3%
2,266,363	Goldman Sachs International Equity Insights Fund - Class R6	$ 27,830,932
689,210	Goldman Sachs Large Cap Growth Insights Fund - Class R6	21,227,671
1,005,708	Goldman Sachs Large Cap Value Insights Fund - Class R6	20,848,326
1,292,755	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	12,281,176
279,595	Goldman Sachs Small Cap Equity Insights Fund - Class R6	7,121,273
472,085	Goldman Sachs Global Real Estate Securities Fund - Class R6	5,259,031
449,954	Goldman Sachs Global Infrastructure Fund - Class R6	5,061,983
433,074	Goldman Sachs International Small Cap Insights Fund - Class R6	4,898,063

		104,528,455

Exchange Traded Funds – 50.7%
1,468,129	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	83,433,771
1,995,025	Goldman Sachs ActiveBeta International Equity ETF	55,960,452
761,502	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	24,779,275

		164,173,498

TOTAL UNDERLYING FUNDS – 83.0% (Cost $254,754,538)		$268,701,953

Shares	Dividend Rate	Value

Investment Company(a) – 12.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
41,706,545	2.437%	$ 41,706,545
(Cost $41,706,545)

TOTAL INVESTMENTS – 95.9% (Cost $296,461,083)		$310,408,498

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%		13,330,011

NET ASSETS – 100.0%		$323,738,509

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	3,612,863	GBP	2,730,000	06/19/19	$42,955
	USD	373,571	DKK	2,440,000	06/19/19	4,280
	USD	66,982	ILS	240,000	06/19/19	547
	USD	789,673	HKD	6,180,000	06/19/19	513
	USD	6,641,784	EUR	5,820,000	06/19/19	68,839
	USD	569,706	SEK	5,250,000	06/19/19	1,620

TOTAL						$118,754

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	156,426	NOK	1,350,000	06/19/19	$(581)
	USD	1,435,544	AUD	2,040,000	06/19/19	(15,116)
	USD	47,510	NZD	70,000	06/19/19	(234)
	USD	280,546	SGD	380,000	06/19/19	(268)
	USD	1,871,461	CHF	1,860,000	06/19/19	(10,690)
	USD	5,144,307	JPY	570,000,000	06/19/19	(30,966)

TOTAL						$(57,855)

FUTURES CONTRACTS — At March 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index	249	06/21/19	$23,236,680	$502,470
MSCI Emerging Markets Index	219	06/21/19	11,578,530	243,716
S&P 500 E-Mini Index	282	06/21/19	40,012,980	968,046
S&P/Toronto Stock Exchange 60 Index	20	06/20/19	2,864,818	15,672

TOTAL FUTURES CONTRACTS				$1,729,904

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2019, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.00	06/17/2019	72	$180,000	$261,900	$251,267	$10,633
Eurodollar Futures	97.13	06/15/2020	111	277,500	187,313	120,970	66,343
Eurodollar Futures	97.13	09/14/2020	113	282,500	210,462	141,512	68,950
Eurodollar Futures	97.13	12/14/2020	157	392,500	306,150	208,389	97,761
Eurodollar Futures	97.13	03/15/2021	219	547,500	444,844	315,321	129,523
Eurodollar Futures	97.13	06/14/2021	209	522,500	432,368	311,372	120,996
Eurodollar Futures	98.00	06/14/2021	193	482,500	154,401	157,221	(2,820)
Eurodollar Futures	97.00	09/13/2021	51	127,500	120,168	125,068	(4,900)
Eurodollar Futures	98.00	09/13/2021	364	910,000	341,250	338,615	2,635

TOTAL			1,489	$3,722,500	$2,458,856	$1,969,735	$489,121

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	2,840.00	04/03/2019	(5)	$(500)	$(5,275)	$(4,877)	$(398)
S&P 500 Index	2,870.00	04/30/2019	(4)	(400)	(8,760)	(7,266)	(1,494)
S&P 500 Index	2,910.00	05/31/2019	(1)	(100)	(2,300)	(1,848)	(452)
S&P 500 Index	2,875.00	04/30/2019	(6)	(600)	(11,820)	(9,975)	(1,845)
S&P 500 Index	2,865.00	04/30/2019	(7)	(700)	(16,905)	(12,912)	(3,993)
S&P 500 Index	2,875.00	04/24/2019	(5)	(500)	(7,625)	(5,460)	(2,165)
S&P 500 Index	2,835.00	04/30/2019	(1)	(100)	(4,025)	(3,349)	(676)
S&P 500 Index	2,885.00	04/17/2019	(5)	(500)	(4,050)	(6,861)	2,811
S&P 500 Index	2,925.00	05/31/2019	(1)	(100)	(1,795)	(2,061)	266
S&P 500 Index	2,880.00	05/31/2019	(1)	(100)	(3,565)	(3,202)	(363)
S&P 500 Index	2,855.00	04/30/2019	(1)	(100)	(2,905)	(2,732)	(173)
S&P 500 Index	2,840.00	04/10/2019	(5)	(500)	(9,575)	(11,427)	1,852
S&P 500 Index	2,880.00	04/30/2019	(4)	(400)	(7,080)	(5,738)	(1,342)
S&P 500 Index	2,885.00	04/30/2019	(5)	(500)	(7,925)	(6,256)	(1,669)
S&P 500 Index	2,900.00	04/30/2019	(1)	(100)	(1,100)	(1,530)	430

			(52)	$(5,200)	$(94,705)	$(85,494)	$(9,211)

Puts
S&P 500 Index	2,735.00	04/30/2019	(1)	(100)	(1,405)	(3,884)	2,479
S&P 500 Index	2,730.00	04/30/2019	(2)	(200)	(2,670)	(6,979)	4,309
S&P 500 Index	2,660.00	04/30/2019	(1)	(100)	(675)	(2,219)	1,544
S&P 500 Index	2,705.00	04/30/2019	(1)	(100)	(1,040)	(2,959)	1,919
S&P 500 Index	2,750.00	04/03/2019	(5)	(500)	(325)	(14,513)	14,188
S&P 500 Index	2,750.00	04/10/2019	(5)	(500)	(2,250)	(7,207)	4,957
S&P 500 Index	2,720.00	05/31/2019	(1)	(100)	(2,790)	(3,328)	538
S&P 500 Index	2,740.00	04/30/2019	(1)	(100)	(1,480)	(2,178)	698
S&P 500 Index	2,795.00	04/17/2019	(5)	(500)	(8,500)	(10,722)	2,222
S&P 500 Index	2,770.00	05/31/2019	(1)	(100)	(3,845)	(3,813)	(32)
S&P 500 Index	2,785.00	04/30/2019	(1)	(100)	(2,325)	(2,620)	295
S&P 500 Index	2,770.00	04/30/2019	(5)	(500)	(10,000)	(11,094)	1,094
S&P 500 Index	2,750.00	05/31/2019	(1)	(100)	(3,380)	(4,691)	1,311
S&P 500 Index	2,775.00	04/24/2019	(5)	(500)	(8,475)	(15,342)	6,867
S&P 500 Index	2,775.00	04/30/2019	(4)	(400)	(8,400)	(9,502)	1,102
S&P 500 Index	2,765.00	04/30/2019	(4)	(400)	(7,600)	(8,696)	1,096
S&P 500 Index	2,760.00	04/30/2019	(4)	(400)	(7,240)	(8,104)	864
S&P 500 Index	2,780.00	04/30/2019	(4)	(400)	(8,840)	(9,858)	1,018

			(51)	$(5,100)	$(81,240)	$(127,709)	$46,469

TOTAL			(103)	$(10,300)	$(175,945)	$(213,203)	$37,258

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 90.9%
Dynamic – 12.7%
7,153,879	Goldman Sachs Tactical Exposure Fund - Class R6	$ 67,318,002
2,389,191	Goldman Sachs Managed Futures Strategy Fund - Class R6	24,704,233
2,654,000	Goldman Sachs Alternative Premia Fund - Class R6	22,107,824

		114,130,059

Equity – 39.5%
8,156,726	Goldman Sachs International Equity Insights Fund - Class R6	100,164,592
7,134,490	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	67,777,657
1,741,405	Goldman Sachs Large Cap Growth Insights Fund - Class R6	53,635,282
2,535,137	Goldman Sachs Large Cap Value Insights Fund - Class R6	52,553,393
2,613,304	Goldman Sachs Global Infrastructure Fund - Class R6	29,399,666
2,151,547	Goldman Sachs Global Real Estate Securities Fund - Class R6	23,968,234
678,994	Goldman Sachs Small Cap Equity Insights Fund - Class R6	17,293,974
1,012,443	Goldman Sachs International Small Cap Insights Fund - Class R6	11,450,730

		356,243,528

Exchange Traded Funds – 21.7%
1,670,113	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	94,912,522
1,732,705	Goldman Sachs ActiveBeta International Equity ETF	48,602,375
750,697	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	24,427,681
361,899	Goldman Sachs Access Investment Grade Corporate Bond ETF	17,940,998
207,275	Goldman Sachs Access High Yield Corporate Bond ETF	10,127,125

		196,010,701

Fixed Income – 17.0%
6,463,098	Goldman Sachs Global Income Fund - Class R6	80,465,565
3,713,964	Goldman Sachs Emerging Markets Debt Fund - Class R6	45,347,501
3,145,841	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	18,057,127
1,493,545	Goldman Sachs High Yield Fund - Class R6	9,469,075

		153,339,268

TOTAL UNDERLYING FUNDS – 90.9% (Cost $822,851,091)		$819,723,556

Shares	Dividend Rate	Value

Investment Company(a) – 5.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
52,488,274	2.437%	$ 52,488,274
(Cost $52,488,274)

TOTAL INVESTMENTS – 96.7% (Cost $875,339,365)		$872,211,830

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		29,990,031

NET ASSETS – 100.0%		$902,201,861

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbrevations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	200,946	ILS	720,000	06/19/19	$1,641
	USD	1,153,835	DKK	7,540,000	06/19/19	12,665
	USD	20,923,941	EUR	18,340,000	06/19/19	211,258
	USD	1,749,863	SEK	16,125,000	06/19/19	5,026
	USD	11,954,924	GBP	9,035,000	06/19/19	140,228
	USD	2,256,572	HKD	17,660,000	06/19/19	1,465

TOTAL						$372,283

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	149,376	NZD	220,000	06/19/19	$(675)
	USD	16,909,527	JPY	1,874,000,000	06/19/19	(105,317)
	USD	492,576	NOK	4,250,000	06/19/19	(1,703)
	USD	4,389,856	AUD	6,230,000	06/19/19	(40,345)
	USD	5,845,243	CHF	5,810,000	06/19/19	(33,949)
	USD	885,936	SGD	1,200,000	06/19/19	(845)

TOTAL						$(182,834)

FUTURES CONTRACTS — At March 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	314	06/21/19	$44,553,460	$1,082,241

Short position contracts:
Eurodollars	(1,748)	09/14/20	(427,560,800)	(1,670,620)
Euro Buxl 30 Year Bonds	(84)	06/06/19	(18,059,551)	(836,866)

Total				$(2,507,486)

TOTAL FUTURES CONTRACTS				$(1,425,245)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2019, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.87	06/17/2019	751	$1,877,500	$1,079,563	$1,278,927	$(199,364)
Eurodollar Futures	99.00	06/17/2019	2,363	5,907,500	14,768	300,833	(286,065)
Eurodollar Futures	97.75	09/16/2019	155	387,500	15,500	97,233	(81,733)
Eurodollar Futures	97.50	06/15/2020	957	2,392,500	909,150	608,142	301,008
Eurodollar Futures	97.50	09/14/2020	1,057	2,642,500	1,215,550	820,503	395,047
Eurodollar Futures	97.50	12/14/2020	995	2,487,500	1,218,876	948,944	269,932
Eurodollar Futures	97.00	03/15/2021	146	365,000	333,975	261,314	72,661
Eurodollar Futures	97.50	03/15/2021	959	2,397,500	1,270,675	1,081,353	189,322
Eurodollar Futures	97.00	06/14/2021	141	352,500	324,300	261,177	63,123
Eurodollar Futures	97.50	06/14/2021	875	2,187,500	1,203,125	1,020,749	182,376
Eurodollar Futures	98.00	06/14/2021	611	1,527,500	488,800	497,729	(8,929)
Eurodollar Futures	97.00	09/13/2021	111	277,500	261,544	272,208	(10,664)
Eurodollar Futures	98.00	09/13/2021	1,151	2,877,500	1,079,062	1,070,730	8,332

TOTAL			10,272	$25,680,000	$9,414,888	$8,519,842	$895,046

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	2,830.00	04/30/2019	(1)	$(100)	$(4,335)	$(2,639)	$(1,696)
S&P 500 Index	2,835.00	04/30/2019	(2)	(200)	(8,050)	(6,264)	(1,786)
S&P 500 Index	2,840.00	04/03/2019	(14)	(1,400)	(14,770)	(13,655)	(1,115)
S&P 500 Index	2,840.00	04/10/2019	(14)	(1,400)	(26,810)	(31,995)	5,185
S&P 500 Index	2,855.00	04/30/2019	(3)	(300)	(8,715)	(8,195)	(520)
S&P 500 Index	2,865.00	04/30/2019	(18)	(1,800)	(43,470)	(34,340)	(9,130)
S&P 500 Index	2,870.00	04/30/2019	(11)	(1,100)	(24,090)	(19,983)	(4,107)
S&P 500 Index	2,875.00	04/24/2019	(14)	(1,400)	(21,350)	(15,287)	(6,063)
S&P 500 Index	2,875.00	04/30/2019	(15)	(1,500)	(29,550)	(25,447)	(4,103)
S&P 500 Index	2,880.00	04/30/2019	(11)	(1,100)	(19,470)	(15,780)	(3,690)
S&P 500 Index	2,885.00	04/17/2019	(14)	(1,400)	(11,340)	(19,211)	7,871
S&P 500 Index	2,885.00	04/30/2019	(12)	(1,200)	(19,020)	(14,772)	(4,248)
S&P 500 Index	2,900.00	04/30/2019	(2)	(200)	(2,200)	(3,059)	859
S&P 500 Index	2,880.00	05/31/2019	(2)	(200)	(7,130)	(6,403)	(727)
S&P 500 Index	2,890.00	05/31/2019	(1)	(100)	(3,105)	(1,908)	(1,197)
S&P 500 Index	2,910.00	05/31/2019	(4)	(400)	(9,200)	(7,393)	(1,807)
S&P 500 Index	2,925.00	05/31/2019	(3)	(300)	(5,385)	(6,185)	800

			(141)	$(14,100)	$(257,990)	$(232,516)	$(25,474)

Puts
S&P 500 Index	2,640.00	04/30/2019	(1)	(100)	(565)	(4,338)	3,773
S&P 500 Index	2,660.00	04/30/2019	(2)	(200)	(1,350)	(7,633)	6,283
S&P 500 Index	2,705.00	04/30/2019	(3)	(300)	(3,120)	(11,418)	8,298
S&P 500 Index	2,730.00	04/30/2019	(4)	(400)	(5,340)	(14,241)	8,901
S&P 500 Index	2,735.00	04/30/2019	(4)	(400)	(5,620)	(15,538)	9,918
S&P 500 Index	2,740.00	04/30/2019	(3)	(300)	(4,440)	(6,535)	2,095
S&P 500 Index	2,750.00	04/03/2019	(14)	(1,400)	(910)	(40,636)	39,726
S&P 500 Index	2,750.00	04/10/2019	(14)	(1,400)	(6,300)	(20,178)	13,878
S&P 500 Index	2,760.00	04/30/2019	(11)	(1,100)	(19,910)	(22,286)	2,376
S&P 500 Index	2,765.00	04/30/2019	(11)	(1,100)	(20,900)	(23,914)	3,014
S&P 500 Index	2,770.00	04/30/2019	(12)	(1,200)	(24,000)	(28,276)	4,276
S&P 500 Index	2,775.00	04/24/2019	(14)	(1,400)	(23,730)	(42,957)	19,227
S&P 500 Index	2,775.00	04/30/2019	(11)	(1,100)	(23,100)	(26,130)	3,030
S&P 500 Index	2,780.00	04/30/2019	(11)	(1,100)	(24,310)	(27,110)	2,800
S&P 500 Index	2,785.00	04/30/2019	(2)	(200)	(4,650)	(5,239)	589
S&P 500 Index	2,795.00	04/17/2019	(14)	(1,400)	(23,800)	(30,021)	6,221
S&P 500 Index	2,715.00	05/31/2019	(1)	(100)	(2,700)	(5,025)	2,325
S&P 500 Index	2,720.00	05/31/2019	(2)	(200)	(5,580)	(6,657)	1,077
S&P 500 Index	2,750.00	05/31/2019	(4)	(400)	(13,520)	(18,764)	5,244
S&P 500 Index	2,770.00	05/31/2019	(3)	(300)	(11,535)	(11,439)	(96)

			(141)	$(14,100)	$(225,380)	$(368,335)	$142,955

TOTAL			(282)	$(28,200)	$(483,370)	$(600,851)	$117,481

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 89.8%
Equity – 48.8%
8,673,565	Goldman Sachs International Equity Insights Fund - Class R6	$ 106,511,381
8,230,915	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	78,193,692
1,818,773	Goldman Sachs Large Cap Growth Insights Fund - Class R6	56,018,207
2,676,810	Goldman Sachs Large Cap Value Insights Fund - Class R6	55,490,270
3,417,855	Goldman Sachs Global Real Estate Securities Fund - Class R6	38,074,902
947,016	Goldman Sachs Small Cap Equity Insights Fund - Class R6	24,120,489
2,028,589	Goldman Sachs Global Infrastructure Fund - Class R6	22,821,630
1,440,345	Goldman Sachs International Small Cap Insights Fund - Class R6	16,290,298

		397,520,869

Fixed Income – 3.7%
1,366,838	Goldman Sachs Emerging Markets Debt Fund - Class R6	16,689,093
1,185,705	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	6,805,946
1,019,315	Goldman Sachs High Yield Fund - Class R6	6,462,457

		29,957,496

Dynamic – 9.6%
6,304,829	Goldman Sachs Tactical Exposure Fund - Class R6	59,328,444
1,157,935	Goldman Sachs Alternative Premia Fund - Class R6	9,645,601
914,590	Goldman Sachs Managed Futures Strategy Fund - Class R6	9,456,861

		78,430,906

Exchange Traded Funds – 27.7%
2,248,656	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	127,791,120
1,702,719	Goldman Sachs ActiveBeta International Equity ETF	47,761,268
1,120,603	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	36,464,422
165,161	Goldman Sachs Access High Yield Corporate Bond ETF	8,069,502
110,760	Goldman Sachs Access Investment Grade Corporate Bond ETF	5,490,883

		225,577,195

TOTAL UNDERLYING FUNDS – 89.8% (Cost $718,183,214)		$731,486,466

Shares	Dividend Rate	Value

Investment Company(a) – 6.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
53,982,701	2.437%	$ 53,982,701
(Cost $53,982,701)

TOTAL INVESTMENTS – 96.4% (Cost $772,165,915)		$785,469,167

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		29,006,416

NET ASSETS – 100.0%		$814,475,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,530,068	SEK	14,100,000	06/19/19	$4,351
	USD	1,030,382	DKK	6,730,000	06/19/19	11,805
	USD	178,619	ILS	640,000	06/19/19	1,458
	USD	2,090,460	HKD	16,360,000	06/19/19	1,357
	USD	10,342,316	GBP	7,815,000	06/19/19	122,964
	USD	18,259,200	EUR	16,000,000	06/19/19	189,248

TOTAL						$331,183

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	135,742	NZD	200,000	06/19/19	$(668)
	USD	804,725	SGD	1,090,000	06/19/19	(768)
	USD	5,050,932	CHF	5,020,000	06/19/19	(28,852)
	USD	13,654,976	JPY	1,513,000,000	06/19/19	(82,195)
	USD	434,516	NOK	3,750,000	06/19/19	(1,613)
	USD	3,961,820	AUD	5,630,000	06/19/19	(41,717)

TOTAL						$(155,813)

FUTURES CONTRACTS — At March 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	299	06/21/19	$42,425,110	$1,026,570

Short position contracts:
Eurodollars	(1,612)	09/14/20	(394,295,200)	(1,540,641)
Euro Buxl 30 Year Bonds	(76)	06/06/19	(16,339,594)	(757,164)

Total				$(2,297,805)

TOTAL FUTURES CONTRACTS				$(1,271,235)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2019, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.88	06/17/2019	836	$2,090,000	$1,201,750	$1,391,949	$(190,199)
Eurodollar Futures	99.00	06/17/2019	3,300	8,250,000	20,625	419,823	(399,198)
Eurodollar Futures	97.75	09/16/2019	206	515,000	20,600	129,226	(108,626)
Eurodollar Futures	97.50	06/15/2020	1,248	3,120,000	1,185,600	793,063	392,537
Eurodollar Futures	97.50	09/14/2020	1,379	3,447,500	1,585,850	1,070,458	515,392
Eurodollar Futures	97.50	12/14/2020	1,298	3,245,000	1,590,050	1,237,918	352,132
Eurodollar Futures	97.00	03/15/2021	136	340,000	311,101	243,416	67,685
Eurodollar Futures	97.50	03/15/2021	1,251	3,127,500	1,657,575	1,410,608	246,967
Eurodollar Futures	97.00	06/14/2021	131	327,500	301,300	242,654	58,646
Eurodollar Futures	97.50	06/14/2021	1,141	2,852,500	1,568,875	1,331,056	237,819
Eurodollar Futures	98.00	06/14/2021	665	1,662,500	532,000	541,718	(9,718)
Eurodollar Futures	97.00	09/13/2021	239	597,500	563,143	586,104	(22,961)
Eurodollar Futures	98.00	09/13/2021	1,251	3,127,500	1,172,812	1,163,756	9,056

TOTAL			13,081	$32,702,500	$11,711,281	$10,561,749	$1,149,532

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	2,835.00	04/30/2019	(1)	$(100)	$(4,025)	$(3,132)	$(893)
S&P 500 Index	2,840.00	04/03/2019	(4)	(400)	(4,220)	(3,901)	(319)
S&P 500 Index	2,840.00	04/10/2019	(4)	(400)	(7,660)	(9,141)	1,481
S&P 500 Index	2,855.00	04/30/2019	(1)	(100)	(2,905)	(2,732)	(173)
S&P 500 Index	2,865.00	04/30/2019	(5)	(500)	(12,075)	(9,643)	(2,432)
S&P 500 Index	2,870.00	04/30/2019	(3)	(300)	(6,570)	(5,450)	(1,120)
S&P 500 Index	2,875.00	04/24/2019	(4)	(400)	(6,100)	(4,368)	(1,732)
S&P 500 Index	2,875.00	04/30/2019	(4)	(400)	(7,880)	(6,769)	(1,111)
S&P 500 Index	2,880.00	04/30/2019	(3)	(300)	(5,310)	(4,304)	(1,006)
S&P 500 Index	2,885.00	04/17/2019	(4)	(400)	(3,240)	(5,489)	2,249
S&P 500 Index	2,885.00	04/30/2019	(3)	(300)	(4,755)	(3,753)	(1,002)
S&P 500 Index	2,910.00	05/31/2019	(1)	(100)	(2,300)	(1,848)	(452)
S&P 500 Index	2,925.00	05/31/2019	(1)	(100)	(1,795)	(2,062)	267

			(38)	$(3,800)	$(68,835)	$(62,592)	$(6,243)

Puts
S&P 500 Index	2,705.00	04/30/2019	(1)	(100)	(1,040)	(3,806)	2,766
S&P 500 Index	2,730.00	04/30/2019	(1)	(100)	(1,335)	(3,560)	2,225
S&P 500 Index	2,735.00	04/30/2019	(1)	(100)	(1,405)	(3,884)	2,479
S&P 500 Index	2,740.00	04/30/2019	(1)	(100)	(1,480)	(2,178)	698
S&P 500 Index	2,750.00	04/03/2019	(4)	(400)	(260)	(11,610)	11,350
S&P 500 Index	2,660.00	04/30/2019	(1)	(100)	(675)	(3,816)	3,141
S&P 500 Index	2,750.00	04/10/2019	(4)	(400)	(1,800)	(5,765)	3,965
S&P 500 Index	2,760.00	04/30/2019	(3)	(300)	(5,430)	(6,078)	648
S&P 500 Index	2,765.00	04/30/2019	(3)	(300)	(5,700)	(6,522)	822
S&P 500 Index	2,770.00	04/30/2019	(3)	(300)	(6,000)	(6,657)	657
S&P 500 Index	2,775.00	04/24/2019	(4)	(400)	(6,780)	(12,273)	5,493
S&P 500 Index	2,775.00	04/30/2019	(3)	(300)	(6,300)	(7,127)	827
S&P 500 Index	2,780.00	04/30/2019	(3)	(300)	(6,630)	(7,394)	764
S&P 500 Index	2,795.00	04/17/2019	(4)	(400)	(6,800)	(8,578)	1,778
S&P 500 Index	2,750.00	05/31/2019	(1)	(100)	(3,380)	(4,691)	1,311
S&P 500 Index	2,770.00	05/31/2019	(1)	(100)	(3,845)	(3,813)	(32)

			(38)	$(3,800)	$(58,860)	$(97,752)	$38,892

TOTAL			(76)	$(7,600)	$(127,695)	$(160,344)	$32,649

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 99.6%
Equity – 55.6%
6,756,174	Goldman Sachs Global Real Estate Securities Fund - Class R6	$75,263,775
5,230,560	Goldman Sachs Global Infrastructure Fund - Class R6	58,843,803
4,139,757	Goldman Sachs International Small Cap Insights Fund - Class R6	46,820,650
3,278,023	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	31,141,223
946,153	Goldman Sachs Emerging Markets Equity Fund - Class R6	19,973,296
584,795	Goldman Sachs MLP Energy Infrastructure Fund - Class R6	4,023,392

		236,066,139

Exchange Traded Funds – 4.2%
547,413	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	17,812,819

Fixed Income – 39.8%
5,953,906	Goldman Sachs Emerging Markets Debt Fund - Class R6	72,697,190
7,801,010	Goldman Sachs High Yield Fund - Class R6	49,458,407
2,714,127	Goldman Sachs High Yield Floating Rate Fund - Class R6	25,431,370
3,761,492	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	21,590,964

		169,177,931

TOTAL UNDERLYING FUNDS – 99.6% (Cost $381,061,457)		$423,056,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,886,895

NET ASSETS – 100.0%		$424,943,784

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Portfolio buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Portfolio may also receive a net settlement     amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Portfolio sells protection through a credit default swap, a Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Portfolio bought credit protection.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of March 31, 2019:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$119,840,506	$—	$—
Fixed Income	187,137,674	—	—
Dynamic	61,857,801	—	—
Exchange Traded Funds	93,849,456	—	—
Investment Companies	28,151,613	—	—

Total	$490,837,050	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$194,263	$—
Futures Contracts(a)	635,464	—	—
Options Purchased	4,018,257	—	—

Total	$4,653,721	$194,263	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(93,630)	$—
Futures Contracts(a)	(1,113,541)	—	—
Written option contracts	(213,510)	—	—

Total	$(1,327,051)	$(93,630)	$—

EQUITY GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$104,528,455	$—	$—
Exchange Traded Funds	164,173,498	—	—
Investment Companies	41,706,545	—	—

Total	$310,408,498	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$118,754	$—
Futures Contracts(a)	1,729,904	—	—
Options Purchased	2,458,856	—	—

Total	$4,188,760	$118,754	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(57,855)	$—
Written option contracts	(175,945)	—	—

Total	$(175,945)	$(57,855)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$114,130,059	$—	$—
Equity	356,243,528	—	—
Exchange Traded Funds	196,010,701	—	—
Fixed Income	153,339,268	—	—
Investment Companies	52,488,274	—	—

Total	$872,211,830	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$372,283	$—
Futures Contracts(a)	1,082,241	—	—
Options Purchased	9,414,888	—	—

Total	$10,497,129	$372,283	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(182,834)	$—
Futures Contracts(a)	(2,507,486)	—	—
Written option contracts	(483,370)	—	—

Total	$(2,990,856)	$(182,834)	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$78,430,906	$—	$—
Equity	397,520,869	—	—
Exchange Traded Funds	225,577,195	—	—
Fixed Income	29,957,496	—	—
Investment Companies	53,982,701	—	—

Total	$785,469,167	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$331,183	$—
Futures Contracts(a)	1,026,570	—	—
Options Purchased	11,711,281	—	—

Total	$12,737,851	$331,183	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(155,813)	$—
Futures Contracts(a)	(2,297,805)	—	—
Written option contracts	(127,695)	—	—

Total	$(2,425,500)	$(155,813)	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$236,066,139	$—	$—
Exchange Traded Funds	17,812,819	—	—
Fixed Income	169,177,931	—	—

Total	$423,056,889	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolios invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolios have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.